Performance obligations and remaining performance obligations (Details) ₨ in Millions	Mar. 31, 2026 INR (₨)
Not later than one year [member]
Statements [Line Items]
Transaction price allocated to remaining performance obligations	₨ 4,039
One To Three Years [Member]
Statements [Line Items]
Transaction price allocated to remaining performance obligations	2,342
More Than Three Years [Member]
Statements [Line Items]
Transaction price allocated to remaining performance obligations	₨ 2,755